Description of Business	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	Description of Business

SG Blocks, LLC (a Missouri Limited Liability Company formed on January 23, 2007) began operations in 2007.  On October 25, 2010, SG Blocks, LLC completed a common control merger with SG Blocks, Inc. (a Delaware corporation incorporated on August 16, 2010), with SG Blocks, Inc. being the surviving Corporation (the “Company”).  In connection with the merger, all of the outstanding membership units were retroactively restated to shares of common stock.  The Company is a provider of code engineered cargo shipping containers modified for use in “green” construction.  The Company also provides engineering and project management services related to the use of modified containers in construction